SCHEDULE II CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for Doubtful Accounts -Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 0.1	$ 0.3	$ 0.6
Charged to Costs and Expenses	0.4	0.1	0.1
Charged to Other Accounts		(0.1)
Write-Offs Net of Recoveries	(0.1)	(0.2)	(0.4)
Balance at End of Year	$ 0.4	$ 0.1	$ 0.3